CONTRACT BALANCES - Remaining performance obligations (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
CONTRACT BALANCES
Revenue expected to be recognized	¥ 15,260,907
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
CONTRACT BALANCES
Revenue expected to be recognized	2,249,946
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
CONTRACT BALANCES
Revenue expected to be recognized	2,064,811
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
CONTRACT BALANCES
Revenue expected to be recognized	1,946,213
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
CONTRACT BALANCES
Revenue expected to be recognized	1,618,690
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
CONTRACT BALANCES
Revenue expected to be recognized	1,245,391
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
CONTRACT BALANCES
Revenue expected to be recognized	¥ 6,135,856
Minimum
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Maximum
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	14 years